SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.8%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y ‡	245,618	$2,503
SEI Institutional Managed Trust Conservative Income Fund, Cl Y ‡	128,315	1,284
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	67,021	643
SEI Institutional Managed Trust Real Return Fund, Cl Y	43,091	427

Total Fixed Income Funds
(Cost $4,726) ($ Thousands)		4,857
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y ‡	172,603	1,729
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	31,570	321
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	53,231	426

Total Multi-Asset Funds
(Cost $2,417) ($ Thousands)		2,476
Equity Funds — 9.3%
SEI Enhanced Low Volatility U.S. Large Cap ETF	83	2
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	55,604	623
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	16,929	171

Total Equity Funds
(Cost $700) ($ Thousands)		796
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 4.230%**	428,076	428

Total Money Market Fund
(Cost $428) ($ Thousands)		428

Total Investments in Securities — 100.0%
(Cost $8,271) ($ Thousands)		$8,557

Percentages are based on Net Assets of $8,558 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2025.
‡

Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Defensive Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$2,620	$46	$(170)	$—	$7	$2,503	$21	$—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,342	25	(83)	—	—	1,284	14	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	671	22	(52)	—	2	643	6	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	447	7	(26)	—	(1)	427	4	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,803	17	(127)	(1)	37	1,729	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	334	10	(28)	—	5	321	4	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	449	10	(25)	—	(8)	426	—	—
SEI Enhanced Low Volatility U.S. Large Cap ETF	3	—	(1)	—	—	2	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	649	15	(73)	6	26	623	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	176	7	(18)	—	6	171	—	—
SEI Daily Income Trust Government Fund, Institutional Class	447	8	(27)	—	—	428	5	—
Totals	$8,941	$167	$(630)	$5	$74	$8,557	$54	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.6%
SEI Daily Income Trust Government Fund, Institutional Class, 4.230%**‡	1,341,752	$1,342

Total Money Market Fund
(Cost $1,342) ($ Thousands)		1,342
Fixed Income Fund — 19.4%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y ‡	60,083	322

Total Fixed Income Fund
(Cost $321) ($ Thousands)		322

Total Investments in Securities — 100.0%
(Cost $1,663) ($ Thousands)		$1,664

Percentages are based on Net Assets of $1,664 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2025.
‡

Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$1,336	$37	$(31)	$—	$—	$1,342	$14	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	317	11	(9)	(1)	4	322	5	—
Totals	$1,653	$48	$(40)	$(1)	$4	$1,664	$19	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 49.8%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y ‡	407,439	$4,152
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	124,203	1,162
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	64,731	585
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	290,064	2,903
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y ‡	451,289	4,328
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	109,449	587
SEI Institutional Managed Trust Real Return Fund, Cl Y	117,462	1,163

Total Fixed Income Funds
(Cost $14,901) ($ Thousands)		14,880
Multi-Asset Funds — 28.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	78,197	584
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y ‡	501,785	5,028
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	129,274	1,313
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	178,985	1,432

Total Multi-Asset Funds
(Cost $8,209) ($ Thousands)		8,357
Equity Funds — 22.2%
SEI Enhanced Low Volatility U.S. Large Cap ETF	39,990	1,253
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	245,862	2,754
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	86,743	877
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	51,472	760
SEI Select International Equity ETF	33,250	980

Total Equity Funds
(Cost $5,669) ($ Thousands)		6,624

Total Investments in Securities — 100.0%
(Cost $28,779) ($ Thousands)		$29,861

Percentages are based on Net Assets of $29,859 ($ Thousands).
‡

Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$4,326	$37	$(223)	$(7)	$19	$4,152	$34	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,213	13	(65)	—	1	1,162	12	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	597	11	(48)	1	24	585	11	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,031	32	(160)	—	—	2,903	30	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,471	78	(233)	(38)	50	4,328	41	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	602	12	(33)	(2)	8	587	10	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,211	15	(61)	(1)	(1)	1,163	11	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	602	—	(29)	(4)	15	584	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,207	1	(280)	(7)	107	5,028	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,361	17	(84)	—	19	1,313	16	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,520	1	(61)	(1)	(27)	1,432	—	—
SEI Enhanced Low Volatility U.S. Large Cap ETF	1,224	—	—	—	29	1,253	6	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,847	23	(249)	18	115	2,754	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	885	9	(46)	(2)	31	877	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	786	8	(51)	1	16	760	4	—
SEI Select International Equity ETF	873	—	—	—	107	980	5	—
Totals	$30,756	$257	$(1,623)	$(42)	$513	$29,861	$180	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 46.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y ‡	143,897	$2,322
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	320,019	4,727

Total Equity Funds
(Cost $4,903) ($ Thousands)		7,049
Fixed Income Fund — 33.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y ‡	929,926	4,984

Total Fixed Income Fund
(Cost $5,096) ($ Thousands)		4,984

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 19.9%
SEI Daily Income Trust Government Fund, Institutional Class, 4.230%**‡	2,994,614	$2,995

Total Money Market Fund
(Cost $2,995) ($ Thousands)		2,995

Total Investments in Securities — 100.0%
(Cost $12,994) ($ Thousands)		$15,028

Percentages are based on Net Assets of $15,028 ($ Thousands).

‡ Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

** The rate reported is the 7-day effective yield as of June 30, 2025.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,444	$86	$(205)	$17	$(20)	$2,322	$16	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,920	167	(512)	6	146	4,727	24	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,161	146	(356)	(67)	100	4,984	89	—
SEI Daily Income Trust Government Fund, Institutional Class	3,157	124	(286)	—	—	2,995	31	—
Totals	$15,682	$523	$(1,359)	$(44)	$226	$15,028	$160	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 36.5%
SEI Enhanced Low Volatility U.S. Large Cap ETF	113,840	$3,566
SEI Enhanced US Large Cap Momentum Factor ETF	379	16
SEI Enhanced US Large Cap Quality Factor ETF	221	8
SEI Enhanced US Large Cap Value Factor ETF	309	11
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	83,653	1,497
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y ‡	833,391	9,334
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	369,610	3,737
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	177,197	2,617
SEI Select Emerging Markets Equity ETF	103,960	2,860
SEI Select International Equity ETF	158,050	4,659

Total Equity Funds
(Cost $24,815) ($ Thousands)		28,305
Fixed Income Funds — 36.2%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	513,039	5,228
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	238,636	2,234
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	207,581	1,876
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y ‡	1,529,106	14,664
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	350,556	1,879
SEI Institutional Managed Trust Real Return Fund, Cl Y	226,338	2,241

Total Fixed Income Funds
(Cost $29,119) ($ Thousands)		28,122
Multi-Asset Funds — 27.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	951,480	7,108
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	745,092	7,466
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	276,037	2,804

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	461,607	$3,693

Total Multi-Asset Funds
(Cost $21,332) ($ Thousands)		21,071

Total Investments in Securities — 99.9%
(Cost $75,266) ($ Thousands)		$77,498

Percentages are based on Net Assets of $77,571 ($ Thousands).

‡ Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Moderate Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Enhanced Low Volatility U.S. Large Cap ETF	$3,484	$—	$(28)	$—	$110	$3,566	$17	$—
SEI Enhanced US Large Cap Momentum Factor ETF	14	—	—	—	2	16	—	—
SEI Enhanced US Large Cap Quality Factor ETF	8	—	(1)	—	1	8	—	—
SEI Enhanced US Large Cap Value Factor ETF	10	—	—	—	1	11	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,522	90	(282)	(2)	169	1,497	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,670	89	(913)	61	427	9,334	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	3,817	58	(254)	(11)	127	3,737	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,727	77	(310)	(4)	127	2,617	13	—
SEI Select Emerging Markets Equity ETF	2,575	196	—	—	89	2,860	15	—
SEI Select International Equity ETF	4,149	232	—	—	278	4,659	24	—
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	5,420	121	(333)	(11)	31	5,228	42	—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,322	59	(149)	—	2	2,234	22	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,920	40	(165)	(5)	86	1,876	35	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	15,100	358	(855)	(172)	233	14,664	138	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,926	57	(117)	(14)	27	1,879	33	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,317	58	(136)	(2)	4	2,241	22	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	7,321	70	(148)	(135)	—	7,108	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,703	77	(600)	(12)	298	7,466	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,900	73	(310)	(12)	153	2,804	36	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,871	54	(273)	(3)	44	3,693	—	—
Totals	$78,776	$1,709	$(4,874)	$(322)	$2,209	$77,498	$397	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.7%
SEI Institutional International Trust International Equity Fund, Cl Y	168,303	$2,284
SEI Institutional Managed Trust Real Estate Fund, Cl Y	137,654	2,222
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	116,380	4,379
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	1,279,742	18,902

Total Equity Funds
(Cost $16,522) ($ Thousands)		27,787
Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y ‡	1,378,857	7,390

Total Fixed Income Fund
(Cost $7,682) ($ Thousands)		7,390

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 14.3%
SEI Daily Income Trust Government Fund, Institutional Class, 4.230%**‡	5,891,717	$5,892

Total Money Market Fund
(Cost $5,892) ($ Thousands)		5,892

Total Investments in Securities — 100.0%
(Cost $30,096) ($ Thousands)		$41,069

Percentages are based on Net Assets of $41,079 ($ Thousands).

‡ Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

** The rate reported is the 7-day effective yield as of June 30, 2025.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,228	$87	$(275)	$81	$163	$2,284	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,285	106	(166)	16	(19)	2,222	14	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	4,283	180	(458)	175	199	4,379	11	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,025	496	(1,211)	173	419	18,902	92	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7,427	503	(589)	(155)	204	7,390	128	—
SEI Daily Income Trust Government Fund, Institutional Class	6,007	533	(648)	—	—	5,892	60	—
Totals	$41,255	$1,905	$(3,347)	$290	$966	$41,069	$305	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 75.1%
SEI Enhanced US Large Cap Momentum Factor ETF	170,468	$7,187
SEI Enhanced US Large Cap Quality Factor ETF	90,753	3,374
SEI Enhanced US Large Cap Value Factor ETF	184,942	6,601
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	532,698	9,535
SEI Institutional Managed Trust Large Cap Fund, Cl Y ‡	853,308	13,167
SEI Select Emerging Markets Equity ETF	313,620	8,628
SEI Select International Equity ETF ‡	771,342	22,736
SEI Select Small Cap ETF	238,160	6,104

Total Equity Funds
(Cost $59,815) ($ Thousands)		77,332
Fixed Income Funds — 13.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	339,649	3,070
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	811,160	7,779

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	571,816	$3,065

Total Fixed Income Funds
(Cost $13,649) ($ Thousands)		13,914
Multi-Asset Fund — 11.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,574,579	11,762

Total Multi-Asset Fund
(Cost $12,394) ($ Thousands)		11,762

Total Investments in Securities — 100.0%
(Cost $85,858) ($ Thousands)		$103,008

Percentages are based on Net Assets of $102,969 ($ Thousands).

‡ Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$6,147	$—	$(24)	$—	$1,064	$7,187	$11	$—
SEI Enhanced US Large Cap Quality Factor ETF	3,169	—	(30)	—	235	3,374	9	—
SEI Enhanced US Large Cap Value Factor ETF	6,003	—	(36)	—	634	6,601	30	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	8,762	277	(502)	(25)	1,023	9,535	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,111	376	(3,268)	(26)	3,974	13,167	32	—
SEI Select Emerging Markets Equity ETF	7,768	—	(2,049)	—	2,909	8,628	45	—
SEI Select International Equity ETF	21,865	2,418	(1,691)	144	—	22,736	125	—
SEI Select Small Cap ETF	5,664	—	(31)	—	471	6,104	14	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,872	205	(2)	(5)	—	3,070	52	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,349	857	(461)	(73)	107	7,779	70	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,883	268	(108)	(7)	29	3,065	51	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,107	1,139	(760)	(177)	453	11,762	—	—
Totals	$95,700	$5,540	$(8,962)	$(169)	$10,899	$103,008	$439	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	134,777	$1,718
SEI Institutional International Trust International Equity Fund, Cl Y ‡	1,022,423	13,874
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	1,291,379	48,595
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y ‡	509,442	11,671

Total Equity Funds
(Cost $33,528) ($ Thousands)		75,858

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	378,165	$3,419
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,265,429	6,783

Total Fixed Income Funds
(Cost $11,098) ($ Thousands)		10,202

Total Investments in Securities — 100.0%
(Cost $44,626) ($ Thousands)		$86,060

Percentages are based on Net Assets of $86,071 ($ Thousands).

‡ Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,701	$—	$(188)	$17	$188	$1,718	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	13,555	—	(1,139)	184	1,274	13,874	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	44,890	118	(412)	1	3,998	48,595	118	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,607	342	(10)	—	732	11,671	22	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,364	61	(151)	(27)	172	3,419	61	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,653	173	(92)	(27)	76	6,783	117	—
Totals	$80,770	$694	$(1,992)	$148	$6,440	$86,060	$318	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.4%
Equity Funds — 45.9%
SEI Enhanced US Large Cap Momentum Factor ETF	28,702	$1,210
SEI Enhanced US Large Cap Quality Factor ETF	13,767	512
SEI Enhanced US Large Cap Value Factor ETF	29,853	1,065
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	113,158	2,026
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	150,806	1,689
SEI Institutional Managed Trust Large Cap Fund, Cl Y	114,925	1,773
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	133,140	1,346
SEI Select Emerging Markets Equity ETF	65,530	1,803
SEI Select International Equity ETF ‡	134,348	3,960
SEI Select Small Cap ETF	54,050	1,385

Total Equity Funds
(Cost $13,328) ($ Thousands)		16,769
Fixed Income Funds — 31.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	149,267	1,349
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y ‡	909,015	8,717
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	252,722	1,355

Total Fixed Income Funds
(Cost $12,116) ($ Thousands)		11,421
Multi-Asset Funds — 22.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y ‡	563,897	4,213
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	124,127	1,261
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	334,012	2,672

Total Multi-Asset Funds
(Cost $8,443) ($ Thousands)		8,146

Total Investments in Securities — 99.4%
(Cost $33,887) ($ Thousands)		$36,336

Percentages are based on Net Assets of $36,537 ($ Thousands).

‡ Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Market Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$1,035	$175	$—	$—	$—	$1,210	$2	$—
SEI Enhanced US Large Cap Quality Factor ETF	481	—	(34)	—	65	512	1	—
SEI Enhanced US Large Cap Value Factor ETF	969	—	(67)	—	163	1,065	5	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,026	22	(111)	70	19	2,026	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,735	—	(20)	10	(36)	1,689	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,768	31	(39)	13	—	1,773	5	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	1,363	—	(17)	—	—	1,346	—	—
SEI Select Emerging Markets Equity ETF	1,623	180	—	—	—	1,803	10	—
SEI Select International Equity ETF	3,940	—	(17)	37	—	3,960	23	—
SEI Select Small Cap ETF	1,285	100	—	—	—	1,385	3	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,376	25	(47)	(5)	—	1,349	25	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,970	511	(638)	(126)	—	8,717	83	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,375	36	(43)	(13)	—	1,355	24	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,316	7	(60)	(50)	—	4,213	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,298	23	(56)	(4)	—	1,261	16	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,787	4	(117)	(2)	—	2,672	—	—
Totals	$36,347	$1,114	$(1,266)	$(70)	$211	$36,336	$197	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	31,386	$400
SEI Institutional International Trust International Equity Fund, Cl Y ‡	237,714	3,226
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	301,352	11,340
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y ‡	121,937	2,793

Total Equity Funds
(Cost $6,507) ($ Thousands)		17,759

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	87,211	$789
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	290,533	1,557

Total Fixed Income Funds
(Cost $2,556) ($ Thousands)		2,346

Total Investments in Securities — 100.0%
(Cost $9,063) ($ Thousands)		$20,105

Percentages are based on Net Assets of $20,110 ($ Thousands).
‡

Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$393	$—	$(42)	$5	$44	$400	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,149	—	(287)	69	295	3,226	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10,948	29	(495)	255	603	11,340	29	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,631	6	(19)	(1)	176	2,793	6	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	797	16	(56)	(10)	42	789	14	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,600	30	(88)	(30)	45	1,557	27	—
Totals	$19,518	$81	$(987)	$288	$1,205	$20,105	$76	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 57.5%
SEI Enhanced US Large Cap Momentum Factor ETF	115,725	$4,879
SEI Enhanced US Large Cap Quality Factor ETF	64,050	2,381
SEI Enhanced US Large Cap Value Factor ETF	136,997	4,889
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	371,566	6,651
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	293,131	3,283
SEI Institutional Managed Trust Large Cap Fund, Cl Y	507,039	7,824
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	264,506	2,674
SEI Select Emerging Markets Equity ETF	247,410	6,806
SEI Select International Equity ETF ‡	522,661	15,406
SEI Select Small Cap ETF	193,790	4,967

Total Equity Funds
(Cost $47,049) ($ Thousands)		59,760
Fixed Income Funds — 22.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	494,474	4,470
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y ‡	1,465,716	14,056
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	832,893	4,465

Total Fixed Income Funds
(Cost $23,684) ($ Thousands)		22,991
Multi-Asset Funds — 20.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y ‡	1,569,756	11,726
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	253,441	2,575
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	857,467	6,860

Total Multi-Asset Funds
(Cost $21,482) ($ Thousands)		21,161

Total Investments in Securities — 100.0%
(Cost $92,215) ($ Thousands)		$103,912

Percentages are based on Net Assets of $103,880 ($ Thousands).
‡

Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Market Growth Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,755	$—	$(608)	$203	$529	$4,879	$8	$—
SEI Enhanced US Large Cap Quality Factor ETF	2,237	—	(1)	—	145	2,381	6	—
SEI Enhanced US Large Cap Value Factor ETF	4,447	—	(1)	—	443	4,889	22	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6,455	69	(548)	(4)	679	6,651	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,272	—	(145)	8	148	3,283	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,630	118	(702)	(8)	786	7,824	20	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	2,637	—	(50)	(2)	89	2,674	—	—
SEI Select Emerging Markets Equity ETF	6,128	—	—	—	678	6,806	36	—
SEI Select International Equity ETF	15,601	—	(1,968)	168	1,605	15,406	89	—
SEI Select Small Cap ETF	4,608	1	—	—	358	4,967	12	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,406	80	(207)	(22)	213	4,470	80	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,083	1,515	(1,581)	(268)	307	14,056	132	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,445	84	(113)	(26)	75	4,465	78	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,744	1,137	(1,384)	(437)	666	11,726	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,584	33	(78)	(6)	42	2,575	32	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,066	120	(197)	(1)	(128)	6,860	—	—
Totals	$102,098	$3,157	$(7,583)	$(395)	$6,635	$103,912	$515	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	203,803	$2,598
SEI Institutional International Trust International Equity Fund, Cl Y ‡	1,535,377	20,835
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	1,944,929	73,188
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y ‡	763,064	17,482

Total Equity Funds
(Cost $46,679) ($ Thousands)		114,103

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	568,588	$5,140
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,885,297	10,105

Total Fixed Income Funds
(Cost $16,712) ($ Thousands)		15,245

Total Investments in Securities — 100.0%
(Cost $63,391) ($ Thousands)		$129,348

Percentages are based on Net Assets of $129,368 ($ Thousands).
‡

Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,521	$—	$(242)	$20	$299	$2,598	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	20,099	—	(1,627)	244	2,119	20,835	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	68,468	180	(1,024)	9	5,555	73,188	180	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	16,331	66	—	—	1,085	17,482	34	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,075	92	(244)	(48)	265	5,140	92	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,157	192	(349)	(155)	260	10,105	176	—
Totals	$122,651	$530	$(3,486)	$70	$9,583	$129,348	$482	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust